INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Components of income tax expense:
Current tax expense	$ 258	$ 286
Total income tax expense	$ 258	$ 286